SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 13 – SUBSEQUENT EVENTS The Company has evaluated subsequent events through April 12, 2024, the date these consolidated financial statements were available for issuance.